Trade Accounts Receivable, Net - Summary of Past Due Accounts Receivable (Detail) - Financial assets past due but not impaired [member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	$ 97.3	$ 98.8
Not later than three months [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	48.9	49.6
From 91 to 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	19.2	19.5
More than 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	$ 29.2	$ 29.7